Other investments (Tables)	12 Months Ended
Mar. 31, 2022
Other investments.
Schedule of other investments Included within non-current assets

	2022	2021
	€m	€m
Included within non-current assets
Equity securities[1]	143	128
Debt securities[2]	930	797
	1,073	925

Schedule of current other investments Included within current assets

Included within current assets
Short-term investments:
Bonds and debt securities[3]	1,446	1,053
Managed investment funds[1]	3,349	2,954
	4,795	4,007
Collateral assets[4]	698	3,107
Other investments[5]	2,438	2,045
	7,931	9,159

Notes:

1

Items measured at a fair value, €91 million (2021: €nil) of equity securities have a valuation basis of level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets and liabilities. The remaining items are measured at fair value and the basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2	Items are measured at amortised cost and have a fair value of €830 million (2021: €788 million) with a valuation basis of level 1 classification.
3	Items are measured at fair value and the valuation basis is level 1 classification.
4	Items are measured at amortised cost and the carrying amount approximates fair value.
5

Includes investments measured at a fair value of €1,460 million (2021: €1,057 million). The valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.